Stock-Based Compensation - Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning
Options, Granted	8,159,577
Options, Exercised
Options, Forfeited
Outstanding, Ending	8,159,577
Weighted-Average Exercise Price, Outstanding
Weighted-Average Exercise Price, Granted	$ 41.41
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Forfeited
Weighted-Average Exercise Price, Outstanding	$ 41.41